Long-term debt, short-term borrowings, interest and other, net - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) extension_option	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 JPY (¥) extension_option	Dec. 31, 2025 TWD ($) extension_option	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 TWD ($)
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Investment income	€ 223,000,000.0	€ 182,400,000	€ 193,900,000
Interest expense, nonoperating	€ 118,300,000	162,600,000	€ 152,700,000
Commercial Paper
Debt Instrument [Line Items]
Interest rate on principal amount (in percentage)	2.03%			2.03%	2.03%
Debt instrument, face amount	€ 1,500,000,000
Term of loan to related parties	364 days
Proceeds from Short-Term Debt	€ 693,000,000.0	0
Short-term debt	691,700,000	0
Committed credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity	1,500,000,000	1,500,000,000
Available credit facility	€ 0	0
Number of uncommitted extension options | extension_option	1			1	1
Line of credit facility, expiration period	1 year
Non-committed unsecured lines of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	€ 3,000,000,000.0
Euro facility | Long-term debt obligations, including interest
Debt Instrument [Line Items]
Long term debt	40,500,000	€ 44,100,000
Japanese facility | Long-term debt obligations, including interest
Debt Instrument [Line Items]
Long term debt | ¥				¥ 10,200.0		¥ 4,825.0
Taiwanese facility | Long-term debt obligations, including interest
Debt Instrument [Line Items]
Long term debt | $					$ 268.7		$ 553.7
Berliner Glas
Debt Instrument [Line Items]
Secured long-term debt, noncurrent	€ 16,400,000
Interest rate on principal amount (in percentage)	0.50%			0.50%	0.50%